Critical Accounting Judgements and Key Sources of Estimation Uncertainty	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Critical Accounting Judgements and Key Sources of Estimation Uncertainty
4	CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY
In applying the Group’s accounting policies, which are described in Note 3, management is required to make judgements, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.
The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.
Critical judgements in applying the entity accounting policies
In the process of applying the accounting policies, management did not make any material judgements that have significant effect on the amounts recognized in the financial statements apart from those involving estimates as discussed below.
Key sources of estimation uncertainty
The key assumptions concerning the future, and other key sources of estimation uncertainty at the end of the reporting period, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are discussed below:

(i)	Contract assets
Unbilled receivables are balances owed by the customers that arise from services performed. Any amount previously recognized as a contract asset is reclassified to trade receivables at the point at which it is invoiced to the customer.
The Group recognizes unbilled receivables based on the rate set up in the agreement and hour incurred. The final billing is subject to discussion with customers, after agreeing with the customers on any fee adjustments based on whether the company meet (or the failure to meet) certain key performance indicators (where applicable) during that month, actual billing may be different from unbilled receivables. The carrying amount of the contract assets at the end of the reporting period are disclosed in Note 10 to the financial statements.

(ii)	Share-based payments
Equity-settled share-based payments to employees and others providing similar services are measured at the fair value of the equity instruments at the grant date. The fair value excludes the effect of non-market-based vesting condition.
The fair value determined at the grant date of the equity-settled share-based payments is expensed on a straight-line basis over the vesting period, based on the Group’s estimate of the number of equity instruments that will eventually vest.
At each reporting date, the Group revises its estimate of the number of equity instruments expected to vest as a result of the effect of non-market-based vesting conditions. The impact of the revision of the original estimates, if any, is recognized in profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to reserves.
Details regarding the determination of fair value of equity-settled share-based transaction are set out in Note 22.